Organization and basis of financial statements - VIE (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Contract price exceeding the limit to be called for major contract	$ 100,000
VIE contribution as a percentage of consolidated revenues	100.00%
VIE contribution as a percentage of consolidated total assets	100.00%
VIE contribution as a percentage of consolidated total liabilities	100.00%
Current assets
Cash and cash equivalents	$ 10,362,283
Accounts receivable, net	451,132
Prepayments and other current assets	902,811
Total current assets	11,716,226
Non-current assets
Property and equipment, net	14,022,240
Intangible assets, net	17,799,207
Total non-current assets	31,821,447
TOTAL ASSETS	43,537,673
Current liabilities
Accounts payable	10,025
Taxes payable	375,337
Amounts due to a related party	0
Other payables	151,545
Deferred revenue-current	15,308,898
Total current liabilities	15,845,805
Non-current liabilities
Deferred revenue-noncurrent	8,672,836
Total non-current liabilities	8,672,836
TOTAL LIABILITIES	24,518,641
Revenue	24,668,840
Net profit	8,675,058
Net cash generated from operating activities	20,292,760
Net cash used in investing activities	(15,746,284)
Net cash generated from financing activities	0
Net increase in cash and cash equivalents	5,466,216
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	10,362,283
Accounts receivable, net	451,132
Prepayments and other current assets	900,968
Total current assets	11,714,383
Non-current assets
Property and equipment, net	14,022,240
Intangible assets, net	17,799,207
Total non-current assets	31,821,447
TOTAL ASSETS	43,535,830
Current liabilities
Accounts payable	10,025
Taxes payable	375,337
Other payables	151,545
Deferred revenue-current	15,308,898
Total current liabilities	15,845,805
Non-current liabilities
Deferred revenue-noncurrent	8,672,836
Total non-current liabilities	8,672,836
TOTAL LIABILITIES	24,518,641
Revenue	24,668,840
Net profit	8,675,058
Net cash generated from operating activities	20,292,760
Net cash used in investing activities	(15,746,284)
Net increase in cash and cash equivalents	5,466,216
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Non-current assets
TOTAL ASSETS	$ 0